INCOME TAXES	12 Months Ended
Jun. 30, 2023
INCOME TAXES
INCOME TAXES

8.INCOME TAXES

The Company generates taxable income primarily in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in an effective statutory rate of approximately 30.6% for the fiscal years ended June 30, 2023, 2022, and 2021.

The components of income tax expenses were as follows as of June 30, 2023, 2022, and 2021 (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Current	¥314,021	¥294,418	¥128,103
Deferred	8,744	(10,939)	6,766
Total	¥322,765	¥283,479	¥134,869

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended June 30, 2023, 2022, and 2021 is as follows:

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Statutory tax rate	30.6%	30.6%	30.6%
Deductions and other adjustments	6.9%	5.5%	2.2%
Effective tax rate	37.5%	36.1%	32.8%

The statutory tax rate in effect for the fiscal year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2023 and 2022 (in thousands):

	June 30,
	2023	2022
Deferred tax assets:
Reserves and Allowances	¥61,842	¥56,349
Intangibles	11,331	14,393
Inventories	—	5,291
Investments in securities	14,646	14,719
Asset retirement obligation	2,495	1,862
Leases	944	1,275
Other	16,711	14,039
Total deferred tax assets	107,969	107,928
Deferred tax liabilities:
Inventories	150,082	138,445
Property and equipment	26,377	29,341
Prepaid Expenses	108	107
Intangible assets, including software	5,118	6,611
Leases	723	—
Advances received	—	—
Other	881	—
Total deferred tax liabilities	183,289	174,504
Net deferred tax liabilities	¥75,320	¥66,576

The Company recorded a net deferred tax liability of ¥75,320 thousand and ¥66,576 thousand as of June 30, 2023 and 2022, respectively. There was no valuation allowance for deferred tax assets as of June 30, 2023 and 2022. Based on the level of historical taxable income and projections for the future taxable income over the periods in which the deferred tax assets become deductible, management believes all deferred tax assets at June 30, 2023 and 2022, are fully realizable.

Interest and penalties related to income tax matters are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any interest or penalties associated with any uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2023, 2022, and 2021.